Segment Information - Schedule of Geographical Information (Details) - Bioceres Crop Solutions Corp. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Geographical Information [Line Items]
Total revenues	$ 333,614,660	$ 466,573,849	$ 420,960,938
Non-current assets
Total non-current assets	78,603,960	364,107,146
Property, plant and equipment	3,345,170	74,612,434
Intangible assets	75,258,790	177,331,280
Goodwill		112,163,432
Total reportable assets	78,603,960	364,107,146
Total non-reportable assets	126,105,586	585,729,699
Total assets	204,709,546	949,836,845
Argentina [Member]
Schedule of Geographical Information [Line Items]
Total revenues	231,823,079	348,366,339	289,346,766
Non-current assets
Total non-current assets	12,493,920	139,722,896
Brazil [Member]
Schedule of Geographical Information [Line Items]
Total revenues	17,673,809	24,175,116	23,690,028
Non-current assets
Total non-current assets		7,698,175
LATAM [Member]
Schedule of Geographical Information [Line Items]
Total revenues	23,900,621	21,952,339	21,044,547
Non-current assets
Total non-current assets		1,162,654
North America [Member]
Schedule of Geographical Information [Line Items]
Total revenues	30,107,865	27,543,558	30,768,912
Non-current assets
Total non-current assets	53,447,180	189,199,549
EMEA [Member]
Schedule of Geographical Information [Line Items]
Total revenues	7,920,550	21,320,535	22,014,855
Non-current assets
Total non-current assets	12,662,860	44,141
Rest of the world [Member]
Schedule of Geographical Information [Line Items]
Total revenues	22,188,736	23,215,962	$ 34,095,830
Non-current assets
Total non-current assets		$ 26,279,731